Inventory - Seeds (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Inventory - Seeds [Abstract]
Seeds	$ 1,807,000
Inventory, net	1,807,000
Write down for obsolete inventories	$ 1,042,000
Shares issued, other	15,538,882	18,713